Shareholder Report	3 Months Ended	6 Months Ended
	Sep. 30, 2024 USD ($) Holding	Sep. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type		N-CSRS
Amendment Flag		false
Registrant Name		Krane Shares Trust
Entity Central Index Key		0001547576
Entity Investment Company Type		N-1A
Document Period End Date		Sep. 30, 2024
C000240471
Shareholder Report [Line Items]
Fund Name		KraneShares China Internet and Covered Call Strategy ETF
Class Name		KraneShares China Internet and Covered Call Strategy ETF
Trading Symbol		KLIP
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about KraneShares China Internet and Covered Call Strategy ETF (the "Fund") for the period from April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual		semi-annual shareholder report
Additional Information [Text Block]		You can find additional information about the Fund at https://kraneshares.com/klip/. You can also request this information by contacting us at 1-855-857-2638.
Additional Information Phone Number		1-855-857-2638
Additional Information Website		https://kraneshares.com/klip/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
KraneShares China Internet and Covered Call Strategy ETF	$13	0.26%

Expenses Paid, Amount		$ 13
Expense Ratio, Percent		0.26%
AssetsNet	$ 137,303,669	$ 137,303,669
Holdings Count | Holding	7	7
Advisory Fees Paid, Amount		$ 215,707
InvestmentCompanyPortfolioTurnover		188.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$137,303,669	7	$215,707	188%

Holdings [Text Block]

 Asset WeightingsFootnote Reference*

Value	Value
Written OptionsFootnote Reference(1)	-25.5%
Short-Term Investments	0.5%
Exchange - Traded Fund	123.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.
Footnote(1)	At market value.

Largest Holdings [Text Block]

Top Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
KraneShares CSI China Internet ETFFootnote Reference**	123.2%
Written Option - KWEB US, $25.69, 10/04/24Footnote Reference(1)	-9.0%
Written Option - KWEB US, $25.28, 10/11/24Footnote Reference(1)	-6.4%
Written Option - KWEB US, $25.42, 10/18/24Footnote Reference(1)	-4.6%
Written Option - KWEB US, $26.76, 10/24/24Footnote Reference(1)	-4.0%
Written Option - KWEB US, $33.93, 11/01/24Footnote Reference(1)	-1.5%
Footnote	Description
Footnote**	Affiliated
Footnote(1)	At market value.
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Updated Prospectus Web Address		https://kraneshares.com/klip/
C000247858
Shareholder Report [Line Items]
Fund Name		KraneShares 90% KWEB Defined Outcome January 2026 ETF
Class Name		KraneShares 90% KWEB Defined Outcome January 2026 ETF
Trading Symbol		KBUF
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about KraneShares 90% KWEB Defined Outcome January 2026 ETF (the "Fund") for the period from April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual		semi-annual shareholder report
Additional Information [Text Block]		You can find additional information about the Fund at https://kraneshares.com/kbuf/. You can also request this information by contacting us at 1-855-857-2638.
Additional Information Phone Number		1-855-857-2638
Additional Information Website		https://kraneshares.com/kbuf/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
KraneShares 90% KWEB Defined Outcome January 2026 ETF	$15	0.27%

Expenses Paid, Amount		$ 15
Expense Ratio, Percent		0.27%
AssetsNet	$ 2,939,517	$ 2,939,517
Holdings Count | Holding	3	3
Advisory Fees Paid, Amount		$ 3,334
InvestmentCompanyPortfolioTurnover		0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$2,939,517	3	$3,334	0%

Holdings [Text Block]

 Asset WeightingsFootnote Reference*

Value	Value
Written OptionsFootnote Reference(1)	-20.6%
Purchased OptionsFootnote Reference(1)	2.6%
Exchange - Traded Fund	118.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.
Footnote(1)	At market value.

Largest Holdings [Text Block]

Top Holdings

Holding Name	Percentage of Total Net Assets
KraneShares CSI China Internet ETFFootnote Reference**	118.0%
Written Option - KWEB US, $34.48, 01/16/26Footnote Reference(1)	-20.6%
Purchased Option - KWEB US, $21.98, 01/16/26Footnote Reference(1)	2.6%
Footnote	Description
Footnote**	Affiliated
Footnote(1)	At market value.

Updated Prospectus Web Address		https://kraneshares.com/kbuf/
C000247859
Shareholder Report [Line Items]
Fund Name		KraneShares 100% KWEB Defined Outcome January 2026 ETF
Class Name		KraneShares 100% KWEB Defined Outcome January 2026 ETF
Trading Symbol		KPRO
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about KraneShares 100% KWEB Defined Outcome January 2026 ETF (the "Fund") for the period from April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual		semi-annual shareholder report
Additional Information [Text Block]		You can find additional information about the Fund at https://kraneshares.com/kpro/. You can also request this information by contacting us at 1-855-857-2638.
Additional Information Phone Number		1-855-857-2638
Additional Information Website		https://kraneshares.com/kpro/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
KraneShares 100% KWEB Defined Outcome January 2026 ETF	$14	0.27%

Expenses Paid, Amount		$ 14
Expense Ratio, Percent		0.27%
AssetsNet	$ 2,753,356	$ 2,753,356
Holdings Count | Holding	3	3
Advisory Fees Paid, Amount		$ 3,244
InvestmentCompanyPortfolioTurnover		0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$2,753,356	3	$3,244	0%

Holdings [Text Block]

 Asset WeightingsFootnote Reference*

Value	Value
Written OptionsFootnote Reference(1)	-30.2%
Purchased OptionsFootnote Reference(1)	4.2%
Exchange - Traded Fund	126.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.
Footnote(1)	At market value.

Largest Holdings [Text Block]

Top Holdings

Holding Name	Percentage of Total Net Assets
KraneShares CSI China Internet ETFFootnote Reference**	126.1%
Written Option - KWEB US, $29.96, 01/16/26Footnote Reference(1)	-30.2%
Purchased Option - KWEB US, $24.42, 01/16/26Footnote Reference(1)	4.2%
Footnote	Description
Footnote**	Affiliated
Footnote(1)	At market value.

Updated Prospectus Web Address		https://kraneshares.com/kpro/
C000249202
Shareholder Report [Line Items]
Fund Name	KraneShares Hedgeye Hedged Equity Index ETF
Class Name	KraneShares Hedgeye Hedged Equity Index ETF
Trading Symbol	KSPY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about KraneShares Hedgeye Hedged Equity Index ETF (the "Fund") for the period from July 15, 2024 (commencement of operations) to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://kraneshares.com/kspy/. You can also request this information by contacting us at 1-855-857-2638.
Additional Information Phone Number	1-855-857-2638
Additional Information Website	https://kraneshares.com/kspy/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
KraneShares Hedgeye Hedged Equity Index ETF	$15	0.69%
Footnote	Description
Footnote*	Costs shown not annualized. If the Fund had been open for the semi-annual period, costs shown would have been higher for the period ended.

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.69%
AssetsNet	$ 3,774,285	$ 3,774,285
Holdings Count | Holding	6	6
Advisory Fees Paid, Amount	$ 6,273
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$3,774,285	6	$6,273	0%

Holdings [Text Block]

 Asset WeightingsFootnote Reference*

Value	Value
Written OptionsFootnote Reference(1)	-1.4%
Purchased OptionsFootnote Reference(1)	1.1%
Exchange - Traded Fund	100.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.
Footnote(1)	At market value.

Largest Holdings [Text Block]

Top Holdings

Holding Name	Percentage of Total Net Assets
SPDR S&P 500 ETF Trust	100.3%
Written Option - SPDR S&P 500 Index, $577.26, 10/18/24Footnote Reference(1)	-1.0%
Purchased Option - S&P 500 Index, $5,755.00, 10/18/24Footnote Reference(1)	1.0%
Written Option - S&P 500 Index, $5,610.00, 10/18/24Footnote Reference(1)	-0.4%
Purchased Option - Mini-SPX Index, $575.00, 10/18/24Footnote Reference(1)	0.1%
Written Option - Mini-SPX Index, $561.00, 10/18/24Footnote Reference(1)	0.0%
Footnote	Description
Footnote(1)	At market value.

Updated Prospectus Web Address	https://kraneshares.com/kspy/